LONG-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
LONG-TERM INVESTMENTS [Abstract]
Severance pay funds (see Note 15)	$ 10,214	$ 12,522
Others	1,682	1,972
Long-term investments, total	$ 11,896	$ 14,494